Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Velos Acquisition I Corp. (formerly known as M3-Brigade Acquisition V Corp.) (the “Company”) is a blank check company incorporated as a Cayman Islands exempted corporation on March 12, 2024. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of June 30, 2026, the Company had not commenced any operations. All activity for the period from March 12, 2024 (inception) through June 30, 2026, relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and the search for a Business Combination, which is described below and in Note 6. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on investments from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on July 31, 2024. On August 2, 2024, the Company consummated the Initial Public Offering of 28,750,000 units (the “Units”), which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,750,000 Units, at $10.00 per Unit, generating gross proceeds of $287,500,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,337,500 warrants (the “Private Placement Warrants”) to M3-Brigade Sponsor V LLC, a Delaware limited liability company, formerly known as M3-Brigade Sponsor V LP, a Delaware limited partnership (the “Original Sponsor”) and Cantor Fitzgerald & Co. at a price of $1.00 per warrant, or $8,337,500, which is described in Note 4. Private Placement. Of those 8,337,500 Private Placement Warrants, the Original Sponsor purchased 5,043,750 Private Placement Warrants and Cantor Fitzgerald & Co. purchased 3,293,750 Private Placement Warrants. Each whole warrant entitles the holder to purchase one Class A ordinary share, par value $0.0001, of the Company (“Class A ordinary share”) at a price of $11.50 per share. Certain institutional investors who are not affiliated with any member of management, the Original Sponsor or any other investor in the Original Sponsor provided approximately 50.1% of the capital utilized by the Original Sponsor to purchase the Private Placement Warrants and, as a result, indirectly held approximately 50.1% of the Private Placement Warrants.

Transaction costs relating to the Initial Public Offering amounted to $19,406,996, consisting of $5,000,000 of cash underwriting fees, $13,400,000 of deferred underwriting fees (see additional discussion in Note 6. Commitments and Contingencies), and $1,006,996 of other offering costs.

On May 23, 2025, the Original Sponsor and MI7 Sponsor, LLC, a Delaware limited liability company (the “Sponsor”) and the Company (only for the purposes of facilitating the purchase and share transfer) entered into a Securities Purchase Agreement (the “2025 Securities Purchase Agreement”), pursuant to which the Original Sponsor agreed to sell, and the Sponsor agreed to purchase, 7,187,500 Class B ordinary shares, par value $0.0001 per share (“Class B ordinary shares”), and 5,043,750 Private Placement Warrants of the Company owned by the Original Sponsor (collectively, the “Transferred Sponsor SPAC Securities”) for an aggregate purchase price of $6,467,500 (the “Closing Cash Purchase Price”). The transactions contemplated by the 2025 Securities Purchase Agreement were consummated on May 27, 2025 (the “Closing”). At the Closing, the Original Sponsor delivered to the Sponsor an assignment of the Transferred Sponsor SPAC Securities against payment of the Closing Cash Purchase Price, resulting in the Sponsor owning all the outstanding Class B ordinary shares of the Company.

Also on May 27, 2025, the Sponsor entered into an agreement to purchase 3,293,750 additional Private Placement Warrants of the Company from Cantor Fitzgerald & Co. (the “Cantor Warrants”) for an aggregate purchase price of $10, which was consummated on May 27, 2025, upon which Cantor Fitzgerald & Co. delivered to the Sponsor an assignment of the Cantor Warrants. As a result, following the transactions contemplated by the 2025 Securities Purchase Agreement as of May 27, 2025 and the Sponsor’s purchase of the Cantor Warrants, the Sponsor owned 100% of the Private Place Warrants.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the interest earned on the Trust Account) at the time of signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the Initial Public Offering, on August 2, 2024, an amount of $288,937,500 ($10.05 per Unit) from the net proceeds of the sale of the Units and the sale of the Private Placement Warrants was placed in the trust account (the “Trust Account”), which may only be held as cash or invested in (i) U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations or (ii) an interest bearing bank demand deposit account or other accounts at a bank. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the Initial Public Offering and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete the initial Business Combination within 24 months from the closing of the Initial Public Offering or by such earlier liquidation date as the board of directors (the “Board”) may approve (the “Completion Window”) (note that subsequent to June 30, 2026, the Company’s shareholders approved a twelve month extension of the Completion Window, see Note 10. Subsequent Events – July 2026 Meeting and Articles Amendments), subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (the “Articles”) to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s public shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company will provide the Company’s public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable), divided by the number of then outstanding public shares, subject to the limitations. The amount initially placed in the Trust Account upon the closing of the Initial Public Offering was $10.05 per public share.

The Class A ordinary shares subject to redemption were recorded at their redemption value and classified as temporary equity upon the completion of the Initial Public Offering on August 2, 2024, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In the event the Company seeks shareholder approval for the Business Combination, the transaction would require a majority of the issued and outstanding shares voted to be in favor of the Business Combination.

The Company will have only the duration of the Completion Window to complete the initial Business Combination. However, if the Company is unable to complete its initial Business Combination within the Completion Window, the Company will cease all operations except for the purpose of winding up and, as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will constitute full and complete payment for the public shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Original Sponsor, officers and directors entered into a letter agreement, dated as of July 31, 2024 (the “Letter Agreement”) with the Company, pursuant to which they agreed to (i) waive their redemption rights with respect to their founder shares and public shares in connection with the completion of the initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their founder shares and public shares in connection with a shareholder vote to approve an amendment to the Company’s Articles (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its Initial Business Combination or to redeem 100% of the Company’s public shares if it has not consummated an Initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-Initial Business Combination activity; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any founder shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions) in favor of the initial Business Combination.

Pursuant to the Letter Agreement, the Original Sponsor agreed that it would be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (except for the Company’s independent auditors), or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement (except for the Company’s independent auditors), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.05 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company did not ask the Original Sponsor to reserve for such indemnification obligations, nor did the Company independently verify whether the Original Sponsor had sufficient funds to satisfy its indemnity obligations and the Company believed that the Original Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Original Sponsor could satisfy those obligations.

Pursuant to the 2025 Securities Purchase Agreement, on May 27, 2025, the Company entered into an Assignment and Assumption Agreement with the Sponsor, the Original Sponsor and the Company’s directors and executive officers, pursuant to which the Original Sponsor assigned to the Sponsor, and the Sponsor assumed, all of the Original Sponsor’s rights, title and interests under the Letter Agreement, and the Sponsor agreed to be bound by all terms, conditions, and covenants and be entitled to all the terms and provisions therein.

Terminated Business Combination

Business Combination Agreement

On July 7, 2025, the Company, ReserveOne, Inc., a Delaware corporation (“ReserveOne”), ReserveOne Holdings, Inc., a Delaware corporation and wholly-owned subsidiary of ReserveOne (“Pubco”), R1 SPAC Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Pubco (“SPAC Merger Sub”), and R1 Company Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Pubco (“Company Merger Sub” and, together with the SPAC Merger Sub, the “Merger Subs”), entered into a business combination agreement (the “Business Combination Agreement”). The Business Combination Agreement was terminated on June 12, 2026, see Mutual Termination Agreement and Related Agreements, below.

Equity PIPE Subscription Agreement

Contemporaneously with the execution of the Business Combination Agreement, on July 7, 2025, certain investors (the “Equity PIPE Investors”) entered into subscription agreements (collectively, the “Equity PIPE Subscription Agreements”) with ReserveOne, Pubco, and solely with respect to Section 8(u) thereof, the Company, pursuant to which the Equity PIPE Investors agreed to purchase up to an aggregate of $500,000,000 of (a) either (i) ReserveOne Common Shares or (ii) in the event the issuance of ReserveOne Common Shares would, in the opinion of the Company, ReserveOne or Pubco on the advice of any of their respective legal counsel, adversely affect the treatment of the transactions under Section 351 of the Internal Revenue Code of 1986 (the “Code”), shares of Pubco Class A common stock (the “Equity PIPE Shares”) and (b) either (i) ReserveOne Warrants or (ii) in the event the issuance of ReserveOne Warrants would, in the opinion of the Company, ReserveOne or Pubco and on the advice of their respective legal counsel, adversely affect the treatment of the transactions under Section 351 of the Internal Revenue Code of 1986, Pubco Warrants (“PIPE Warrants” and, together with the Equity PIPE Shares, the “Equity PIPE Securities”) at an aggregate purchase price of $10.00, which $10.00 would have entitled the Equity PIPE Investors to one Equity PIPE Share and one PIPE Warrant, in a private placement (the “Equity PIPE”). The PIPE Warrants (and the shares underlying the PIPE Warrants, the “Warrant Shares”) were to be issued pursuant to a Warrant Agreement by and among ReserveOne, Pubco and Continental Stock Transfer & Trust Company, as warrant agent (the “Warrant Agreement”). The Equity PIPE Subscription Agreements were terminated on June 12, 2026, see Mutual Termination Agreement and Related Agreements, below.

Convertible Note Subscription Agreement

Contemporaneously with the execution of the Business Combination Agreement, on July 7, 2025, certain investors entered into subscription agreements (the “Convertible Notes Subscription Agreements” and such investors, the “Convertible Notes Investors”) with Pubco, and, solely with respect to Section 9(t) thereof, the Company, pursuant to which the Convertible Notes Investors agreed to purchase up to $250,000,000 in aggregate principal amount of Pubco’s 1.00% Convertible Senior Notes (the “Convertible Notes” and such subscriptions, including the purchase of any Option Convertible Notes (as defined below), the “Convertible Notes PIPE,” and together with the Equity PIPE, the “PIPE Investments”), upon the terms and subject to the conditions set forth therein. In addition, for a period of 30 days following the execution of the Convertible Notes Subscription Agreements, Pubco granted the Convertible Notes Investors an option to purchase additional convertible notes in an aggregate principal amount of up to $50 million, on a pro rata basis based on such Convertible Notes Investor’s subscription for Initial Convertible Notes (the “Option Convertible Notes”). None of the Convertible Notes Investors exercised their option to purchase the Option Convertible Notes. The Convertible Note Subscription Agreement was terminated on June 12, 2026, see Mutual Termination Agreement and Related Agreements, below.

Mutual Termination Agreement and Related Agreements

On June 12, 2026, the Company and ReserveOne entered into a Mutual Termination Agreement (the “Termination Agreement”) pursuant to which the parties agreed to mutually terminate the Business Combination Agreement, pursuant to Section 7.1(a) of the Business Combination Agreement (other than certain customary limited provisions that survive the termination pursuant to the terms of the Business Combination Agreement) effective June 12, 2026. By virtue of the termination of the Business Combination Agreement, each of the Equity PIPE Subscription Agreements, the Convertible Notes Subscription Agreements and the Sponsor Support Agreement (as defined in the Business Combination Agreement) terminated in accordance with their respective terms.

Simultaneously with the entry into the Termination Agreement, the Company entered into Securities Purchase Agreements (collectively, the “2026 Securities Purchase Agreements”) with the Sponsor, ReserveOne, Pubco and certain investors named therein (collectively, the “SPA Investors”). Pursuant to the 2026 Securities Purchase Agreements, upon the effectiveness of certain amendments to the Company’s Articles (see Note 10. Subsequent Events – July 2026 Meeting and Articles Amendments), among other things, the Sponsor agreed to sell, and the SPA Investors agreed to purchase, an aggregate of 4,279,275 Class A ordinary shares issuable upon the conversion of the Sponsor’s Class B ordinary shares, which pursuant to the 2026 Securities Purchase Agreements, the Sponsor has agreed to convert to Class A ordinary shares and which the parties have agreed to continue to treat as “Founder Shares” as described in the 2026 Securities Purchase Agreements (see Note 5. Related Party Transactions – Founder Shares.). On July 20, 2026, the SPA Investors purchased these Class A ordinary shares for a price per share equal to $3.33 (such purchased shares, the “Transferred Shares”) resulting in aggregate gross proceeds to the Sponsor of $14,250,000.

Contemporaneously with the execution of the 2026 Securities Purchase Agreements:

●	the Company and the SPA Investors entered into Joinder Agreements (the “Transferred Shares Registration Rights Joinders”) to that certain Registration Rights Agreement, dated as of July 31, 2024, by and among the Company, the Sponsor and Cantor Fitzgerald & Co. (the “2024 Registration Rights Agreement”), pursuant to which, among other things, (i) the Transferred Shares will be “Registrable Securities” as such term is defined in the 2024 Registration Rights Agreement; and (ii) upon the transfer of the Transferred Shares to the SPA Investors, each SPA Investor will join in, and agree to become a party to and be bound by and subject to, certain provisions of the 2024 Registration Rights Agreement with respect to the Transferred Shares; and

●	the Company, the Sponsor and the SPA Investors entered into Joinder Agreements (the “Transferred Shares Letter Agreement Joinders”) to the Letter Agreement, pursuant to which, among other things, upon the transfer of the Transferred Shares to the SPA Investors, each SPA Investor will join in, and agree to become a party to and be bound by and subject to, the provisions set forth in Sections 1, 2, 6, 7, 11, and 13 through 20 of the Letter Agreement applicable to the Sponsor as such terms relate to the transfer of the Transferred Shares.

Also on June 12, 2026, the Company, the Sponsor, ReserveOne and Pubco entered into Voting Support and Non-Redemption Agreements (the “Voting and Non-Redemption Agreements”) with certain investors (such investors entering the Voting and Non-Redemption Agreements, collectively, the “Voting and Non-Redemption Shareholders”) pursuant to which the Voting and Non-Redemption Shareholders agreed not to redeem up to an aggregate of approximately 16,000,000 Class A ordinary shares in connection with the extraordinary general meeting of shareholders held on July 17, 2026 (the “July 2026 Meeting”) to consider certain amendments to the Company’s Articles (see Note 10. Subsequent Events – July 2026 Meeting and Articles Amendments). Pursuant to the Voting and Non-Redemption Agreements, the Voting and Non-Redemption Shareholders agreed to vote (and did vote) in favor of the proposals to amend the Company’s Articles at the July 2026 Meeting. The Voting and Non-Redemption Agreements provide that the Sponsor will transfer up to an aggregate of 8 million Private Placement Warrants held by the Sponsor to the Voting and Non-Redemption Shareholders in consideration for the Voting and Non-Redemption Shareholders’ agreement to hold and not redeem their Class A ordinary shares in connection with the Amendments (following the July 2026 Meeting, the Sponsor transferred 7,612,155 Private Placement Warrants to the Voting and Non-Redemption Shareholders).

Contemporaneously with the execution of the Voting and Non-Redemption Agreements:

●	the Company and the Voting and Non-Redemption Shareholders entered into Joinder Agreements (the “Private Placement Registration Rights Joinders”) to the 2024 Registration Rights Agreement, pursuant to which, among other things, (i) the transferred Private Placement Warrants will be “Registrable Securities” as such term is defined in the 2024 Registration Rights Agreement; and (ii) upon the transfer of the Private Placement Warrants to the Voting and Non-Redemption Shareholders, each Voting and Non-Redemption Shareholder will join in, and agree to become a party to and be bound by and subject to, the provisions of the 2024 Registration Rights Agreement; and

●	the Company, the Sponsor and the Voting and Non-Redemption Shareholders entered into Joinder Agreements (the “Private Placement Letter Agreement Joinders”) to the Letter Agreement, pursuant to which, among other things, upon the transfer of the Private Placement Warrants to the Voting and Non-Redemption Shareholders, each Voting and Non-Redemption Shareholder will join in, and agree to become a party to and be bound by and subject to, the provisions set forth in Section 7 of the Letter Agreement applicable to the Sponsor as such terms relate to the transfer of the Private Placement Warrants.

The Voting and Non-Redemption Agreements provide that as soon as practicable following the closing of the transactions contemplated by the Voting and Non-Redemption Agreements, the Company will prepare and file with the U.S. Securities and Exchange Commission (the “SEC”) a Registration Statement on Form S-1 (the “Form S-1”) covering the resale of all Class A ordinary shares purchased by the Voting and Non-Redemption Shareholders from Cantor Fitzgerald & Co., if any, for an offering to be made on a continuous basis pursuant to Rule 415 promulgated by the SEC pursuant to the Securities Act of 1933, as amended. The Company will use its commercially reasonable efforts to cause the Form S-1 to be declared effective by the SEC as promptly as possible after the filing thereof.

The Voting and Non-Redemption Agreements contain mutual releases by the Company, the Sponsor, ReserveOne and Pubco, on the one hand, and the Voting and Non-Redemption Shareholders, on the other hand, for all claims known and unknown, arising out of or in connection with the Equity PIPE Subscription Agreements and/or the Convertible Notes Subscription Agreements.

Additionally, on June 12, 2026, the Company, the Sponsor, ReserveOne and Pubco entered into Voting Support Agreements (the “Voting Agreements”) with certain unaffiliated third parties (collectively, the “Voting Shareholders”) pursuant to which the Voting Shareholders agreed to vote in favor of the proposed amendments to the Company’s Articles at the July 2026 Meeting.

In connection with the termination of the Business Combination Agreement pursuant to the Termination Agreement as described above, the Company’s Board approved the cancellation of the extraordinary general meeting of shareholders to be held June 15, 2026, to consider the Business Combination Agreement (the “BCA Meeting”) and announced that it would not solicit shareholder approval of the proposals set forth in the Company’s definitive proxy statement filed May 2026 in connection with the BCA Meeting.

Going Concern, Liquidity and Capital Resources

As of June 30, 2026, the Company had $142,798 in cash and working capital deficit of $8,049,671. In connection with the Company’s assessment of going concern considerations in accordance with ASC 205-40, “Presentation of Financial Statements - Going Concern,” management has determined that the Company’s liquidity concerns and mandatory liquidation date raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the Combination Period. The Company cannot assure that its plans to consummate an initial Business Combination will be successful.

On June 16, 2025, the Company issued a promissory note (the “2025 Note”) to the Sponsor, pursuant to which the Company can borrow up to an aggregate principal amount of $2,500,000 from the Sponsor. The 2025 Note bears no interest and is payable in full upon the consummation of the Company’s initial Business Combination (the “Maturity Date”). A failure to pay the principal on the Maturity Date shall be deemed an event of default, in which case the 2025 Note may be accelerated. If the Company does not consummate an initial Business Combination, the 2025 Note will be repaid solely to the extent the Company has funds available outside its trust account established in connection with the Company’s initial public offering. On June 18, 2025, September 19, 2025 and December 22, 2025, the Company borrowed $500,000, $1,500,000 and $500,000, respectively, under the 2025 Note.

On July 16, 2025, the Company and the Sponsor entered into the First Amendment to the 2025 Note (the “Note Amendment”), solely to correct a scrivener’s error regarding the Sponsor’s option to convert up to $1,500,000 of the outstanding unpaid principal balance under the 2025 Note into Private Placement Warrants at a purchase price of $1.50 per Private Placement Warrant. Pursuant to the 2025 Note Amendment, the purchase price per Private Placement Warrant was corrected to reflect a purchase price of $1.00 per Private Placement Warrant upon conversion under the 2025 Note. All other terms of the 2025 Note remain unchanged.

On February 18, 2026, the Company issued a promissory note (the “February 2026 Note”) to the Sponsor, pursuant to which the Company can borrow up to an aggregate principal amount of $2,000,000 from the Sponsor. On February 18, 2026, the Company borrowed $600,000 under the February 2026 Note and on March 27, 2026 the Company borrowed an additional $500,000 under the February 2026 Note. As of June 30, 2026, the outstanding principal balance under the February 2026 Note was $1,100,000. The proceeds of the February 2026 Note will be used to provide the Company with general working capital.

The February 2026 Note bears no interest and is payable in full upon the Maturity Date. A failure to pay the principal on the Maturity Date shall be deemed an event of default, in which case the February 2026 Note may be accelerated. If the Company does not consummate an initial Business Combination, the February 2026 Note will be repaid solely to the extent the Company has funds available outside its trust account established in connection with the Company’s initial public offering.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

M3-Brigade Acquisition V Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted corporation on March 12, 2024. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of December 31, 2025, the Company had not commenced any operations. All activity for the period from March 12, 2024 (inception) through December 31, 2025 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and the search for a Business Combination, which is described below and in Note 6. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on investments from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on July 31, 2024. On August 2, 2024, the Company consummated the Initial Public Offering of 28,750,000 units (the “Units”), which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,750,000 Units, at $10.00 per Unit, generating gross proceeds of $287,500,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,337,500 warrants (the “Private Placement Warrants”) to the Original Sponsor (as defined below) and Cantor Fitzgerald & Co. at a price of $1.00 per warrant, or $8,337,500, which is described in Note 4 (the “Private Placement”). Of those 8,337,500 Private Placement Warrants, the Original Sponsor purchased 5,043,750 Private Placement Warrants and Cantor Fitzgerald & Co. purchased 3,293,750 Private Placement Warrants. Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share. Certain institutional investors who are not affiliated with any member of management, the Original Sponsor or any other investor in the Original Sponsor provided approximately 50.1% of the capital utilized by the Original Sponsor to purchase the Private Placement Warrants and, as a result, indirectly hold approximately 50.1% of such warrants.

Transaction costs relating to the Initial Public Offering amounted to $19,406,996, consisting of $5,000,000 of cash underwriting fees, $13,400,000 of deferred underwriting fees (see additional discussion in Note 6), and $1,006,996 of other offering costs.

The Company’s former sponsor is M3-Brigade Sponsor V LLC, a Delaware limited liability company (the “Original Sponsor”), formerly known as M3-Brigade Sponsor V LP, a Delaware limited partnership. On May 23, 2025, the Original Sponsor and MI7 Sponsor, LLC, a Delaware limited liability company (the “Sponsor”) and the Company (only for the purposes of facilitating the purchase and share transfer) entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”), pursuant to which the Original Sponsor agreed to sell, and the Sponsor agreed to purchase, 7,187,500 Class B ordinary shares, par value $0.0001 per share, and 5,043,750 Private Placement Warrants of the Company owned by the Original Sponsor (collectively, the “Transferred Sponsor SPAC Securities”) for an aggregate purchase price of $6,467,500 (the “Closing Cash Purchase Price”). The transactions contemplated by the Securities Purchase Agreement were consummated on May 27, 2025 (the “Closing”). At the Closing, the Original Sponsor delivered to the Sponsor an assignment of the Transferred Sponsor SPAC Securities against payment of the Closing Cash Purchase Price.

Also on May 27, 2025, the Sponsor entered into an agreement to purchase 3,293,750 additional Private Placement Warrants of the Company from Cantor Fitzgerald & Co. (the “Cantor Warrants”) for an aggregate purchase price of $10, which was consummated on May 27, 2025, upon which Cantor Fitzgerald & Co. delivered to the Sponsor an assignment of the Cantor Warrants.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the interest earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the Initial Public Offering, on August 2, 2024, an amount of $288,937,500 ($10.05 per Unit) from the net proceeds of the sale of the Units and the sale of the Private Placement Warrants was placed in the trust account (the “Trust Account”), which may only be held as cash or invested in (i) U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations or (ii) an interest bearing bank demand deposit account or other accounts at a bank. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the Initial Public Offering and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete the initial Business Combination within 24 months from the closing of the Initial Public Offering or by such earlier liquidation date as the board of directors may approve (the “Completion Window”), subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s public shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company will provide the Company’s public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable), divided by the number of then outstanding public shares, subject to the limitations. The amount initially placed in the Trust Account upon the closing of the Initial Public Offering was $10.05 per public share.

The ordinary shares subject to redemption were recorded at their redemption value and classified as temporary equity upon the completion of the Initial Public Offering on August 2, 2024, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In the event the Company seeks shareholder approval for the Business Combination, the transaction would require a majority of the issued and outstanding shares voted to be in favor of the Business Combination.

The Company will have only the duration of the Completion Window to complete the initial Business Combination. However, if the Company is unable to complete its initial Business Combination within the Completion Window, the Company will cease all operations except for the purpose of winding up and, as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will constitute full and complete payment for the public shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Original Sponsor, officers and directors have entered into a letter agreement (the “Letter Agreement”) with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their founder shares and public shares in connection with the completion of the initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their founder shares and public shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its Initial Business Combination or to redeem 100% of the Company’s public shares if it has not consummated an Initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-Initial Business Combination activity; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any founder shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions) in favor of the initial Business Combination.

Pursuant to the Letter Agreement, the Original Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (except for the Company’s independent auditors), or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement (except for the Company’s independent auditors), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.05 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Original Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Original Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Original Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Original Sponsor would be able to satisfy those obligations.

Pursuant to the Securities Purchase Agreement, on May 27, 2025, the Company entered into an Assignment and Assumption Agreement with the Sponsor, the Original Sponsor and the Company’s directors and executive officers, pursuant to which the Original Sponsor assigned to the Sponsor, and the Sponsor assumed, all of the Original Sponsor’s rights, title and interests under the Letter Agreement, and the Sponsor agreed to be bound by all terms, conditions, and covenants and be entitled to all the terms and provisions therein.

Proposed Business Combination

Business Combination Agreement

On July 7, 2025, the Company, ReserveOne, Inc., a Delaware corporation (“ReserveOne”), ReserveOne Holdings, Inc., a Delaware corporation and wholly-owned subsidiary of ReserveOne (“Pubco”), R1 SPAC Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Pubco (“SPAC Merger Sub”), and R1 Company Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Pubco (“Company Merger Sub” and, together with the SPAC Merger Sub, the “Merger Subs”), entered into a business combination agreement (the “Business Combination Agreement”).

As a result of the transactions contemplated by the Business Combination Agreement, the Company will be de-registered in the Cayman Islands and register by way of continuation to the State of Delaware and domesticate as a Delaware corporation (the “Domestication”).

Following the Domestication, SPAC Merger Sub will merge with and into the Company (the “SPAC Merger”), with the Company continuing as the surviving entity (the “SPAC Surviving Subsidiary”), and as a result of which the Company will be a wholly-owned subsidiary of Pubco. Promptly following the SPAC Merger, Company Merger Sub will merge with and into ReserveOne (the “Company Merger” and, together with the SPAC Merger, the “Mergers”), with ReserveOne continuing as the surviving company (the “Company Surviving Subsidiary”), and as a result of which ReserveOne will be a wholly-owned subsidiary of Pubco.

As a result of the Mergers, Pubco will become a publicly traded company, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with applicable laws.

The shares of Pubco Class A common stock, par value $0.0001 per share, will be listed for trading and will be freely transferable, subject to the transfer restrictions set forth in the sponsor support agreement entered into by the Company, Pubco and the Sponsor in connection with the Business Combination (the “Sponsor Support Agreement”) and the lock-up agreement to be entered into by Pubco, the parent company of the Sponsor, CC MI7 SPV, LLC (the “Sponsor Parent”) and MI7 Founders, LLC (“MI7 Holder”)(the “Lock-Up Agreement”) and any restrictions pursuant to applicable laws. The shares of Pubco Class B common stock, par value $0.0001 per share, will not be listed or freely transferable.

The Closing is expected to occur in the second quarter of 2026, subject to the satisfaction of certain customary closing conditions.

Equity PIPE Subscription Agreement

Contemporaneously with the execution of the Business Combination Agreement, on July 7, 2025, certain investors (the “Equity PIPE Investors”) entered into subscription agreements (collectively, the “Equity PIPE Subscription Agreements”) with ReserveOne, Pubco, and solely with respect to Section 8(u) thereof, the Company, pursuant to which the Equity PIPE Investors agreed to purchase up to an aggregate of $500,000,000 of (a) either (i) ReserveOne Common Shares or (ii) in the event the issuance of ReserveOne Common Shares would, in the opinion of the Company, ReserveOne or Pubco on the advice of any of their respective legal counsel, adversely affect the treatment of the Transactions under Section 351 of the Internal Revenue Code of 1986 (the “Code”), shares Pubco Class A common stock (the “Equity PIPE Shares”) and (b) either (i) ReserveOne Warrants or (ii) in the event the issuance of ReserveOne Warrants would, in the opinion of the Company, ReserveOne or Pubco and on the advice of their respective legal counsel, adversely affect the treatment of the Transactions under Section 351 of the Internal Revenue Code of 1986, Pubco Warrants (“PIPE Warrants” and, together with the Equity PIPE Shares, the “Equity PIPE Securities”) at an aggregate purchase price of $10.00, which $10.00 will entitle Equity PIPE Investors to one Equity PIPE Share and one PIPE Warrant, in a private placement (the “Equity PIPE”). The PIPE Warrants (and the shares underlying the PIPE Warrants, the “Warrant Shares”) will be issued pursuant to a Warrant Agreement by and among ReserveOne, Pubco and Continental Stock Transfer & Trust Company, as warrant agent (the “Warrant Agreement”). The Equity PIPE Investors are permitted, under the Equity PIPE Subscription Agreements, to satisfy their commitments thereunder if they hold Company Class A ordinary shares that qualify as Non-Redeemed Shares (as defined in the PIPE Subscription Agreement) by delivering written notice to the Company of its election to fulfill its commitment thereby, subject to certain conditions and restrictions set forth in the Equity PIPE Subscription Agreements. The purchase price for the Equity PIPE Securities may be paid in either cash or Bitcoin, at the sole election of each of the Equity PIPE Investors.

The net proceeds of the Equity PIPE will be converted into Bitcoin, subject to the terms of the Business Combination Agreement (after giving effect to any exceptions therein with respect to payment of any operating expenses and the payment of any expenses related to the consummation of the Business Combination).

The closing of the Equity PIPE is contingent upon the satisfaction of all closing conditions to consummate the Transactions and the Equity PIPE Investors’ consent to any amendments, modifications or waivers to the terms of the Business Combination Agreement that would reasonably be expected to materially and adversely affect the economic benefits of the Equity PIPE Investors, among other customary closing conditions.

Pursuant to the Equity PIPE Subscription Agreements, the Company and Pubco have agreed to use commercially reasonable efforts to cause the Equity PIPE Securities and Warrant Shares to be registered on the Registration Statement. To the extent that any Equity PIPE Securities and Warrant Shares are unable to be included on the Registration Statement, Pubco has agreed to register and maintain the registration of the Equity PIPE Securities and Warrant Shares by filing a resale registration statement with the SEC within 30 calendar days after the Closing (at Pubco’s sole cost and expense), to register the resale of the Equity PIPE Securities and Warrant Shares. Pubco has agreed to use its commercially reasonable efforts to have such resale registration statement declared effective as soon as practicable after the filing thereof, but no later than 60 calendar days after the Closing, which may be extended an additional 30 calendar days depending on whether the SEC issues comments on the resale registration statement.

Each Equity PIPE Subscription Agreement will terminate and be void and of no further force and effect, subject to certain exceptions, upon the earliest to occur of (i) such date and time as the Business Combination Agreement is terminated in accordance with its terms; (ii) the mutual written agreement of the respective parties to terminate such agreement; or (iii) July 7, 2026.

Convertible Note Subscription Agreement

Contemporaneously with the execution of the Business Combination Agreement, on July 7, 2025, certain investors entered into subscription agreements (the “Convertible Notes Subscription Agreements” and such investors, the “Convertible Notes Investors”) with Pubco, and, solely with respect to Section 9(t) thereof, the Company, pursuant to which the Convertible Notes Investors have agreed to purchase up to $250,000,000 in aggregate principal amount of Pubco’s 1.00% Convertible Senior Notes (the “Convertible Notes” and such subscriptions, including the purchase of any Option Convertible Notes (as defined below), the “Convertible Notes PIPE,” and together with the Equity PIPE, the “PIPE Investments”), upon the terms and subject to the conditions set forth therein. In addition, for a period of 30 days following the execution of the Convertible Notes Subscription Agreements, Pubco granted the Convertible Notes Investors an option to purchase additional convertible notes in an aggregate principal amount of up to $50 million, on a pro rata basis based on such Convertible Notes Investor’s subscription for Initial Convertible Notes (the “Option Convertible Notes”). None of the Convertible Notes Investors exercised their option to purchase the Option Convertible Notes.

The net proceeds of the Convertible Notes PIPE will be converted into Bitcoin.

The closing of the Convertible Notes PIPE is contingent upon the satisfaction of all closing conditions to consummate the Transactions and the Convertible Notes Investors’ consent to any amendments, modifications or waivers to the terms of the Business Combination Agreement that would reasonably be expected to materially and adversely affect the economic benefits of the Convertible Notes Investors, among other customary closing conditions.

Pursuant to the Convertible Notes Subscription Agreements, Pubco has agreed to register and maintain the registration of the Pubco Class A Common Shares issuable upon conversion of the Convertible Notes by filing a resale registration statement with the SEC within 30 calendar days after the Closing (at Pubco’s sole cost and expense), to register the resale of the Pubco Class A Common Shares. Pubco has agreed to use its commercially reasonable efforts to have such resale registration statement declared effective as soon as practicable after the filing thereof, but no later than 60 calendar days after the Closing, which may be extended an additional 30 calendar days depending on whether the SEC issues comments on the resale registration statement.

Amended and Restated Registration Rights Agreement

Concurrently with the consummation of the transactions contemplated by the Business Combination Agreement, the Company, Pubco, the Sponsor, the Sponsor Parent and the MI7 Holder will enter into a registration rights agreement that will amend and restate the current registration rights agreement entered into at the time of the Company’s initial public offering between the Company and the Original Sponsor (the “Amended and Restated Registration Rights Agreement”), pursuant to which Pubco will (i) assume the registration obligations of the Company under such registration rights agreement and (ii) provide registration rights with respect to the resale of the Registrable Securities (as defined the Amended and Restated Registration Rights Agreement) held by the Sponsor, the Sponsor Parent and the MI7 Holder.

Going Concern, Liquidity and Capital Resources

As of December 31, 2025, the Company had $1,175,051 in cash and working capital deficit of $5,995,887. In connection with the Company’s assessment of going concern considerations in accordance with ASC 205-40, “Presentation of Financial Statements - Going Concern,” management has determined that the Company’s liquidity concerns and mandatory liquidation date raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the Combination Period. The Company cannot assure that its plans to consummate an Initial Business Combination will be successful.

On June 16, 2025, the Company issued a promissory note (the “Note”) to the Sponsor, pursuant to which the Company can borrow up to an aggregate principal amount of $2,500,000 from the Sponsor. The Note bears no interest and is payable in full upon the consummation of the Company’s initial business combination (the “Maturity Date”). A failure to pay the principal on the Maturity Date shall be deemed an event of default, in which case the Note may be accelerated. If the Company does not consummate an initial business combination, the Note will be repaid solely to the extent the Company has funds available outside its trust account established in connection with the Company’s initial public offering. On June 18, 2025, September 19, 2025 and December 22, 2025, the Company borrowed $500,000, $1,500,000 and $500,000, respectively, under the Note.

On July 16, 2025, the Company and the Sponsor entered into the First Amendment to the Note (the “Note Amendment”), solely to correct a scrivener’s error regarding the Sponsor’s option to convert up to $1,500,000 of the outstanding unpaid principal balance under the Note into Private Placement Warrants at a purchase price of $1.50 per Private Placement Warrant. Pursuant to the Note Amendment, the purchase price per Private Placement Warrant was corrected to reflect a purchase price of $1.00 per Private Placement Warrant upon conversion under the Note. All other terms of the Note remain unchanged.

The Company may need to raise additional funds, other than any potential borrowings under the Note, in order to fund the expenditures required for operating its business. However, if the estimate of the costs of completing the transactions contemplated by the agreement with respect to an initial Business Combination discussed in Note 6 are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to the completion of a Business Combination.